UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06349

Name of Fund:  BlackRock Latin America Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin

            America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 94.7%

Argentina — 2.9%
Grupo Financiero Galicia SA - ADR	18,000	$1,256,400
Grupo Supervielle SA - ADR	65,000	2,078,050
Loma Negra Cia Industrial Argentina SA, ADR(a)	28,000	665,280
Pampa Energia SA - ADR (a)	13,000	916,500
YPF SA - ADR	40,000	966,000

		5,882,230
Brazil — 64.6%
AMBEV SA	330,000	2,273,541
AMBEV SA - ADR	1,210,000	8,312,700
Arezzo Industria e Comercio SA	65,000	1,219,413
Azul SA - ADR (a)	75,000	2,189,250
B2W Cia Digital (a)	225,000	1,500,706
B3 SA - Brasil Bolsa Balcao	825,000	6,753,296
Banco Bradesco SA - ADR	1,225,000	15,557,500
Banco do Brasil SA	285,000	3,549,529
Biotoscana Investments SA(a)	82,000	483,867
BR Malls Participacoes SA	700,000	2,823,289
Cia de Saneamento do Parana	55,000	1,003,154
Cia. Hering	102,000	715,537
Eneva SA(a)	245,000	1,064,281
Gerdau SA - ADR	300,000	1,344,000
Iguatemi Empresa de Shopping Centers SA	175,000	2,361,896
Iochpe-Maxion SA	265,000	1,979,598
IRB Brasil Resseguros S/A	140,000	1,650,031
Itau Unibanco Holding SA, Preference Shares - ADR	975,000	15,990,000
Kroton Educacional SA	560,000	2,856,246
Linx SA	170,000	1,131,199
Localiza Rent a Car SA	144,000	1,165,198
Lojas Renner SA	390,000	4,634,463
Magazine Luiza SA	115,000	3,052,229
MRV Engenharia e Participacoes SA	317,000	1,507,392
Petroleo Brasileiro SA - ADR(a)	1,250,000	15,875,500
Raia Drogasil SA	100,000	2,650,031
Rumo SA(a)	1,250,000	5,598,713
Telefonica Brasil SA - ADR	55,000	932,800
Ultrapar Participacoes SA	190,000	4,862,712
Vale SA - ADR	1,200,000	15,708,000

		130,746,071
Chile — 1.5%
SACI Falabella	301,000	3,157,846

Colombia — 0.4%
Cemex Latam Holdings SA (a)	194,000	746,471

Mexico — 22.5%
Alsea SAB de CV	470,000	1,537,394
America Movil SAB de CV, Series L - ADR	545,000	10,191,500
Arca Continental SAB de CV	520,000	3,773,208

Security		Share/Par (000)	Value
Mexico (continued)
Cemex SAB de CV - ADR (a)		550,000	$4,559,500
Corp. Inmobiliaria Vesta SAB de CV		935,000	1,288,079
Fomento Economico Mexicano SAB de CV - ADR		74,000	7,217,960
Grupo Aeroportuario del Pacifico SAB de C.V., ADR		7,000	733,950
Grupo Aeroportuario del Pacifico SAB de CV, Class B		65,000	679,589
Grupo Financiero Banorte SAB de CV, Series O		950,000	6,103,725
Grupo Mexico SAB de CV, Series B		1,425,000	5,051,728
PLA Administradora Industrial S de RL de CV (a)		375,000	572,824
Wal-Mart de Mexico SAB de CV		1,500,000	3,758,916

			45,468,373
Peru — 2.8%
Credicorp Ltd.		15,000	3,474,450
Southern Copper Corp.		45,000	2,184,750

			5,659,200

Total Common Stocks — 94.7% (Cost — $125,916,731)			191,660,191

Corporate Bonds — 0.1%

Brazil — 0.1%
Hypermarcas SA, 11.30%, 10/15/18(b)	BRL	275	12,472
Klabin SA:
7.25%, 06/15/20		22	124,558
1.00%, 06/15/22		15	86,233
Lupatech SA, Series 1, 6.50%, 04/15/18(a)(c)(d)		2,128	33,396

Total Corporate Bonds — 0.1% (Cost — $1,488,663)			256,659

Preferred Stocks — 3.8%

Brazil — 3.8%
Cia Energetica de Sao Paulo, Preference B Shares, 0.00%		208,000	1,005,399
Gerdau SA, Preference Shares, 0.00%		300,000	1,355,932
Klabin SA, Preference Shares, 0.00%		122,275	683,527
Lojas Americanas SA, Preference Shares, 0.00%		640,000	3,394,852

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Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Brazil (continued)
Telefonica Brasil SA, Preference Shares, 0.00%	70,000	$1,183,145

Total Preferred Stocks — 3.8% (Cost — $7,561,497)		7,622,855

Warrants — 0.0%

Brazil — 0.0%
Iochpe-Maxion SA (Expires 06/03/19)(a)	9,478	32,516
Security
Klabin SA (Expires 06/15/20)(a)(b)	22,282	—
Total Warrants — 0.0% (Cost — $ — )		32,516

Total Long-Term Investments — 98.6% (Cost — $134,966,891)		199,572,221

Security	Shares	Value
Short-Term Securities — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.59%(e)(f)	2,481,584	$2,481,584

Total Short-Term Securities — 1.2% (Cost — $2,481,584)		2,481,584

Total Investments — 99.8% (Cost — $137,448,475)		202,053,805
Other Assets Less Liabilities — 0.2%		344,598

Net Assets — 100.0%		$202,398,403

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Convertible security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	2,481,584	2,481,584	$2,481,584	$2,772	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

ADR — American Depositary Receipts

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Latin America Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$5,882,230	$—	$—	$5,882,230
Brazil	130,746,071	—	—	130,746,071
Chile	3,157,846	—	—	3,157,846
Colombia	746,471	—	—	746,471
Mexico	45,468,373	—	—	45,468,373
Peru	5,659,200	—	—	5,659,200
Corporate Bonds	—	244,187	12,472	256,659
Preferred Stocks	7,622,855	—	—	7,622,855
Warrants	32,516	—	—	32,516
Short-Term Securities	2,481,584	—	—	2,481,584

	$201,797,146	$244,187	$12,472	$202,053,805

During the period ended January 31, 2018, there were no transfers between levels.

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Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Latin America Fund, Inc.

                Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Latin America Fund, Inc.

                Date: March 21, 2018

By:	/s/ Neal J. Andrews

Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Latin America Fund, Inc.

Date: March 21, 2018